Parent entity information (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Parent entity financial information
Set out below is the supplementary information about the parent entity.

	2025 A$’000	2024 A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(18,195)	(24,008)

Total comprehensive loss	(18,195)	(24,008)

	2025 A$’000	2024 A$’000

Statement of financial position
Total current assets	4,335	3,048
Total assets	5,462	18,488
Total current liabilities	13,754	25,529
Total liabilities	14,063	31,335
Equity
Contributed equity	123,046	101,638
Other contributed equity	380	—
Reserves	3,873	4,225
Accumulated losses	(135,900)	(118,710)

Total deficit in equity	(8,601)	(12,847)